November 20, 2001

VIA ELECTRONIC FILING

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:      Merrill Lynch Equity Income Fund
                           Post-Effective Amendment No. 18 to the
                           Registration Statement on Form N-1A
                           Securities Act File No. 33-14517
                           Investment Company Act File No. 811-5178
                           ----------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Equity Income Fund (the "Fund") hereby certifies that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

         2. The text of Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 13, 2001.


Very truly yours,

Merrill Lynch Equity Income Fund

By:  /s/  Ira P. Shapiro
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    Ira P. Shapiro, Secretary